Fair Value Measurements - Summary of The Fair Value of The Derivative Liabilities and The Warrant Liabilities, Level 3 Fair Value Estimates (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Increase in fair value of derivative liabilities			$ 0	$ 0	$ 50
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of derivative liabilities, beginning of year	$ 0	$ 95	95	95	45
Increase in fair value of derivative liabilities	0	0	(95)		50
Fair value of derivative liabilities, end of year	$ 0	95	0	95	95
Common Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrant liabilities, beginning of year		$ 376	$ 376	376
Issuance of September 2023 Warrants and September 2023 Placement Agent Warrants					1,969
Change in fair value of September 2023 Warrants and September 2023 Placement Agent Warrants				(376)	(1,593)
Fair value of warrant liabilities, end of year				$ 376	$ 376